Share capital (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended
		Apr. 30, 2026	Jun. 30, 2026
Issued Shares [Abstract]
Number of outstanding shares - beginning balance (in shares)			62,029,395
Shares issued from offering (in shares)		6,527,779	6,527,779
Share option exercise (in shares)	[1]		85,113
Number of outstanding shares - ending balance (in shares)			68,642,287
Disclosure of classes of share capital [Abstract]
Share price per share		$ 18
Proceeds from issue of ordinary shares		$ 111.2

[1]	See Note 13